Note 3 - Acquisitions (Details Textual) - USD ($) $ in Millions		12 Months Ended
	May. 07, 2013	Dec. 31, 2014
Campus Solutions [Member]
Payments to Acquire Businesses, Gross	$ 47.3
Deposit into Escrow	5.2
Contingently Returnable Escrow Receivable	$ 3.3
Decrease in Fair Value of Contingently Returnable Escrow Receivable		$ 3.2
Increase to Fair Value of Intangible Assets Due to Reduction of Contingently Returnable Escrow		2.3
Increase to Fair Value of Goodwill Due to Reduction of Contingently Returnable Escrow		0.9
Obligation Assumed to Satisfy Liabilities		1.0
Other Income		0.6
Business Acquisition, Goodwill, Expected Tax Deductible Amount		20.2
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		13.2
Proceeds from Escrow Related to Campus Solutions		$ 1.6